BASIC AND DILUTED EARNINGS PER SHARE (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Stock Options
Potentially antidilutive securities excluded from earnings per share	143,750	0	100,000	0
Convertible notes payable
Potentially antidilutive securities excluded from earnings per share	76,669,368	1,654,524	4,953,226	1,654,524
Warrants
Potentially antidilutive securities excluded from earnings per share	45,373,596	5,364,500	13,764,472	342,000